UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charles Schwab Investment Advisory, Inc.
Address: 211 Main Street
         San Francisco, CA  94105

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Peterson
Title:     Chief Investment Officer, CSIA
Phone:     415-667-0879

Signature, Place, and Date of Signing:

 /s/ James Peterson     San Francisco, CA     February 10, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $1,773,399 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES INC                    MSCI EMU INDEX   464286608    33522   950429 SH       SOLE                   928200        0    22229
ISHARES TR                     BARCLYS TIPS BD  464287176    71165   661872 SH       SOLE                   645229        0    16643
ISHARES TR                     MSCI EMERG MKT   464287234    64894  1362115 SH       SOLE                  1327304        0    34811
ISHARES TR                     BARCLYS 7-10 YR  464287440    33806   360324 SH       SOLE                   351590        0     8734
ISHARES TR                     BARCLYS 1-3 YR   464287457    48403   576366 SH       SOLE                   561983        0    14383
ISHARES TR                     MSCI EAFE IDX    464287465   130787  2246434 SH       SOLE                  2187238        0    59196
ISHARES TR                     RUSSELL 1000     464287622   184198  2636671 SH       SOLE                  2567773        0    68898
ISHARES TR                     RUSSELL 2000     464287655    77718   993334 SH       SOLE                   967209        0    26125
ISHARES TR                     AGENCY BD FD     464288166    30756   280825 SH       SOLE                   274046        0     6779
ISHARES TR                     MSCI SMALL CAP   464288273    48112  1139827 SH       SOLE                  1111055        0    28772
ISHARES TR                     S&P NTL AMTFREE  464288414      460     4633 SH       SOLE                     4633        0        0
ISHARES TR                     BARCLYS MBS BD   464288588   208346  1973351 SH       SOLE                  1925869        0    47482
ISHARES TR                     BARCLYS CR BD    464288620   145595  1398205 SH       SOLE                  1364657        0    33548
ISHARES TR                     BARCLYS 3-7 YR   464288661     7862    68577 SH       SOLE                    66989        0     1588
ISHARES TR                     RSSL MCRCP IDX   464288869    22556   450133 SH       SOLE                   440053        0    10080
POWERSHS DB MULTI SECT COMM    DB OIL FUND      73936B507    61185  2168158 SH       SOLE                  2115975        0    52183
POWERSHS DB MULTI SECT COMM    DB BASE METALS   73936B705    16556   677703 SH       SOLE                   661761        0    15942
SCHWAB STRATEGIC TR            US LRG CAP ETF   808524201   124554  4157359 SH       SOLE                  4078470        0    78889
SCHWAB STRATEGIC TR            US SML CAP ETF   808524607    52277  1524108 SH       SOLE                  1496104        0    28004
SCHWAB STRATEGIC TR            EMRG MKTEQ ETF   808524706    19350   666786 SH       SOLE                   657221        0     9565
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805    87329  3153810 SH       SOLE                  3093856        0    59954
SCHWAB STRATEGIC TR            INTRM TRM TRES   808524854      687    13934 SH       SOLE                    13689        0      245
SCHWAB STRATEGIC TR            SHT TM US TRES   808524862     4246    84878 SH       SOLE                    83723        0     1155
SCHWAB STRATEGIC TR            US TIPS ETF      808524870     5476   108444 SH       SOLE                   107224        0     1220
SCHWAB STRATEGIC TR            INTL SCEQT ETF   808524888    14770   506515 SH       SOLE                   498909        0     7606
SPDR GOLD TRUST                GOLD SHS         78463V107    16616   119784 SH       SOLE                   116938        0     2846
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417    61573  1550570 SH       SOLE                  1513156        0    37414
SPDR SERIES TRUST              BRCLYS INTL ETF  78464A516    33804   578236 SH       SOLE                   564538        0    13698
SPDR SERIES TRUST              DJ REIT ETF      78464A607   103114  1689833 SH       SOLE                  1650287        0    39546
SPDR SERIES TRUST              S&P HOMEBUILD    78464A888    38217  2197667 SH       SOLE                  2147330        0    50337
WISDOMTREE TRUST               EMERG MKTS ETF   97717W315    25465   426614 SH       SOLE                   417156        0     9458